                           U.S. GLOBAL INVESTORS FUNDS

                         SUPPLEMENT DATED APRIL 26, 2007
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2006

The Statement of Additional Information is hereby supplemented to reflect as follows:

PAGE 38 PARAGRAPH 3, INVESTMENT ADVISORY AND OTHER SERVICES

The Trust pays the Adviser a separate management fee for each fund in the Trust. Such fee is based on varying percentages of average net assets. The Adviser has contractually limited total fund operating expenses to not exceed 1.75% for the All American Fund, 0.70% for the Tax Free Fund, 0.45% for the Near-Term Tax Free Fund, and 0.45% for the Government Securities Savings Fund on an annualized basis through November 1, 2007, and until such later date as the Adviser determines. In addition, the Adviser has contractually limited total fund operating expenses of the Treasury Securities Cash Fund to not exceed 1.00% on an annualized basis from April 1, 2007, through November 1, 2007, and until such later date as the Adviser determines.

PAGE 40 PARAGRAPH 5, TRANSFER AGENCY AGREEMENT
The transfer agency agreement with the Trust provides that the funds pay to United Shareholder Services, Inc. (USSI) the following annual fee:

An annual fee of $10,000 per fund and $15.00 per account for the China Region Opportunity Fund, the All American Equity Fund, the Gold Shares Fund, the World Precious Minerals Fund, the Global Resources Fund, the Tax Free Fund, and the Near-Term Tax Free fund, and $21.00 per account for the U.S. Government Securities Savings Fund and U.S. Treasury Securities Cash Fund.

In addition, the funds will bear transaction-related expenses, other miscellaneous expenses and out-of -pocket expenses.

                           U.S. GLOBAL INVESTORS FUNDS

                         SUPPLEMENT DATED APRIL 26, 2007
                    TO THE PROSPECTUS DATED NOVEMBER 1, 2006


The prospectus is hereby supplemented to reflect as follows:

PAGE 14, ANNUAL FUND OPERATING EXPENSES - INDIRECT FEES

Fund operating expenses are paid out of the fund's assets and are reflected in the fund's share price and dividends.

Equity Funds


                                                   CHINA REGION    ALL AMERICAN
                                                   FUND            FUND

Management Fees ...............................    1.25%           0.75

Distribution (12b-1) Fees .....................     --              --


Other Expenses ................................    1.26%           1.56%
                                                   ----            ----

Total Annual Fund

  Operating Expenses ..........................    2.51%           2.31%

Expense Reimbursement* ........................     --            (0.56)%
                                                   ----            ----

Net Expenses ..................................    2.51%           1.75%


*    Contractual waivers for the fiscal year ended June 30, 2006

Gold and Natural Resource Funds

                                                          WORLD
                                             GOLD         PRECIOUS     GLOBAL
                                             SHARES       MINERALS     RESOURCES
                                             FUND         FUND         FUND

Management Fees .........................    0.75%        0.75%        0.64%


Distribution (12b-1) Fees ...............     --           --           --

Other Expenses ..........................    0.91%        0.48%        0.39%
                                             ----         ----         ----

Total Annual Fund
  Operating Expenses ....................    1.66%        1.23%        1.03%




Tax Free Funds

                                                       TAX             NEAR-TERM
                                                       FREE            TAX FREE
                                                       FUND            FUND

Management Fees ................................      0.75%           0.50%


Distribution (12b-1) Fees ......................       --              --


Other Expenses .................................      1.02%           1.11%
                                                      ----            ----

Total Annual Fund Operating
Expenses .......................................      1.77%           1.61%



Expense Reimbursement* .........................     (1.07)%         (1.16)%
                                                      ----            ----

Net Expenses ...................................      0.70%           0.45%


*    Contractual waivers for the fiscal year ended June 30, 2006

Government Money Market Funds


                                                    GOVERNMENT       TREASURY
                                                    SECURITIES       SECURITIES
                                                    SAVINGS          CASH
                                                    FUND             FUND

Management Fees ...............................     0.45%            0.50%

Distribution (12b-1) Fees .....................      --               --

Other Expenses ................................     0.20%            0.58%
                                                    ----             ----
Total Annual Fund Operating
Expenses ......................................     0.65%            1.08%

Expense Reimbursement* ........................    (0.20)%            --

Net Recouped Fees .............................      --              0.03%
                                                    ----             ----

Net Expenses ..................................     0.45%            1.11%

*    Contractual waivers for the fiscal year ended June 30, 2006


The tables above show operating expenses as a percentage of each fund's net assets during the fiscal year ended June 30, 2006, except that Other Expenses have been restated to reflect that transfer agent fees have been restated to assume that the fee agreement that went into effect on April 1, 2007, was in effect for the fiscal year ended June 30, 2006.

These expenses are paid indirectly by shareholders. "Other Expenses" include fund expenses such as custodian, accounting and transfer agent fees. The Adviser has contractually limited total fund operating expenses to not exceed 1.75% for the All American Fund, 0.70% for the Tax Free Fund, 0.45% for the Near-Term Tax Free Fund, and 0.45% for the Government Securities Savings Fund on an annualized basis through November 1, 2007, and until such later date as the Adviser determines. In addition, the Adviser has contractually limited total fund operating expenses of the Treasury Securities Cash Fund to not exceed 1.00% on an annualized basis from April 1, 2007, through November 1, 2007, and until such later date as the Adviser determines.

Example of Effect of Fund's Operating Expenses

This hypothetical example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that:

          *    You initially invest $10,000.

          *    Your investment has a 5% annual return.

          *    The fund's operating expenses and returns remain the same.

          *    All dividends and distributions are reinvested.

This example reflects the $10 account-closing fee that you would pay if you redeem all of your shares in a fund. Actual annual returns and fund operating expenses may be greater or less than those provided for in the assumptions.

With these assumptions, you would pay the following expenses if you redeemed all of your shares at the end of the periods shown:

                                                 1        3       5         10
                                                YEAR     YEARS   YEARS     YEARS

China Region Fund ..........................   $  264   $  792   $1,345   $2,856

All American Fund* .........................      188      677    1,191    2,598


Gold Shares Fund*** ........................      176      524      897    1,943

World Precious Minerals Fund*** ............      120      353      605    1,327

Global Resources Fund*** ...................      109      319      546    1,200

Tax Free Fund* .............................       82      463      869    2,005

Near-Term Tax Free Fund* ...................       56      404      776    1,823

Government Securities Savings Fund* ........       56      198      352      801

Treasury Securities Cash Fund** ............      120      354      606    1,328



*    The  example  for  these  funds   reflects  the  effect  of  the  Adviser's
     undertaking to limit the expenses of the fund through November 1, 2007.

** The example for this fund excludes the effect of net recouped fees as it is a non-recurring item.

*** Annual operating expenses have been adjusted to reflect asset levels as of the end of the most recent fiscal year.

PAGE 21 PARAGRAPH 3,  PRINCIPAL TYPES OF INVESTMENT AND RELATED RISKS

Although the tax free funds try to invest all of their assets in tax free securities it is possible, although not anticipated, that up to 20% of their assets may be in securities that pay taxable interest. Taxable investments by the funds may generate ordinary income that will be distributed to shareholders as taxable income.